Summary of significant accounting policies	6 Months Ended
Jun. 30, 2020
Text block [abstract]
Summary of significant accounting policies
3. Summary of significant accounting policies
The accounting policies applied are consistent with those applied in the annual consolidated financial statements ended 31 December 2019.

(A) SUMMARY OF CHANGES IN ACCOUNTING POLICIES
A number of new standards, amendment to standards and new interpretations became mandatory for the first time for the financial year beginning on 1 January 2020 and have not been listed in these unaudited condensed consolidated interim financial statements as they either do not apply or are immaterial to AB InBev’s consolidated financial statements.

(B) FOREIGN CURRENCIES
Foreign currency transactions
Foreign currency transactions are accounted for at exchange rates prevailing at the date of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated at the exchange rates prevailing on the date of the balance sheet. Gains and losses resulting from the settlement of foreign currency transactions and from the translation of monetary assets and liabilities denominated in foreign currencies are recognized in the income statement.
Non-monetary
assets and liabilities denominated in foreign currencies are translated at the foreign exchange rate prevailing at the date of the transaction.
Non-monetary
assets and liabilities denominated in foreign currencies that are stated at fair value are translated to US dollar at foreign exchange rates prevailing at the dates the fair value was determined.
Translation of the results and financial position of foreign operations
Assets and liabilities of foreign operations are translated to US dollar at foreign exchange rates prevailing at the balance sheet date. Income statements of foreign operations, excluding foreign entities in hyperinflationary economies, are translated to US dollar at exchange rates for the year approximating the foreign exchange rates prevailing at the dates of the transactions. The components of shareholders’ equity are translated at historical rates. Exchange differences arising from the translation of shareholders’ equity to US dollar at period-end
exchange rates are taken to other comprehensive income (translation reserves).
Financial Reporting in hyperinflationary economies
In May 2018, the Argentinean peso underwent a severe devaluation, causing Argentina’s three-year cumulative inflation to exceed 100% and thus, triggering the requirement to transition to hyperinflation accounting as prescribed by IAS 29
Financial Reporting in Hyperinflationary Economies
. IAS 29 requires that the results of the company’s Argentinian operations be reported as if these were highly inflationary as of 1 January 2018.
Under IAS 29,
non-monetary
assets and liabilities stated at historical cost, equity and income statements of subsidiaries operating in hyperinflationary economies are restated for changes in the general purchasing power of the local currency, applying a general price index. These re-measured
accounts are used for conversion into US dollar at the period closing exchange rate. As a result, the balance sheet and net results of subsidiaries operating in hyperinflation economies are stated in terms of the measuring unit current at the end of the reporting period.

Consequently, the company applied hyperinflation accounting for its Argentinean subsidiaries for the first time in the year-to-date
September 2018 unaudited condensed interim financial statements, with effect as of 1 January 2018. The IAS 29 rules are applied as follows:

•
Non-monetary
assets and liabilities stated at historical cost (e.g. property plant and equipment, intangible assets, goodwill, etc.) and equity of Argentina were restated using an inflation index. The hyperinflation accounting impacts resulting from changes in the general purchasing power from 1 January 2018 are reported in the income statement in a dedicated account for hyperinflation monetary adjustments in the finance line (see also Note 8
Finance cost and income
);

•
The income statement is adjusted at the end of each reporting period using the change in the general price index. It is converted at the closing exchange rate of each period (rather than the year-to-date
average rate which is used for
non-hyperinflationary
economies), thereby restating the
year-to-date
income statement account for both inflation index and currency conversion.

The results for the
six-month
period ended 30 June 2020, restated for purchasing power, were translated at the June 2020 closing rate of 70.454990
Argentinean pesos per US dollar (30 June 2019 results—
at 42.448916 Argentinean pesos per US dollar).
Exchange rates
The most important exchange rates that have been used in preparing the financial statements are:

	Closing rate		Average rate
1 US dollar equals:	30 June 2020	31 December 2019	30 June 2020	30 June 2019
Argentinean peso	70.454990	59.890668	—	—
Brazilian real	5.476011	4.030696	4.683731	3.834084
Canadian dollar	1.368460	1.299449	1.362592	1.339411
Colombian peso	3 752.17	3 272.63	3 581.62	3 217.98
Chinese yuan	7.074411	6.961461	7.052919	6.786388
Euro	0.893017	0.890155	0.906152	0.884945
Mexican peso	22.971498	18.845242	20.397344	19.218716
Pound sterling	0.814816	0.757344	0.791317	0.771278
Peruvian nuevo sol	3.544000	3.317006	3.377006	3.337727
South Korean won	1 201.90	1 154.54	1 204.98	1 143.34
South African rand	17.362387	14.044287	16.230856	14.176131

(C)
RECENTLY ISSUED IFRS
There are no new IFRS requirements that are not yet effective which have been early applied in preparing these unaudited condensed consolidated interim financial statements.